Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.9%
		Communication Services—0.4%
2,697,200	[1]	Infrastrutture Wireless Italiane SPA	$28,996,622
75,000	[2]	Motorsport Gaming U.S. LLC	2,263,500
888,078	[2]	Perion Network Ltd.	12,894,893
		TOTAL	44,155,015
		Consumer Discretionary—13.6%
1,315,000	[1,2]	Academy Sports and Outdoors, Inc.	28,272,500
250,000	[1,2]	Baozun, Inc., ADR	10,247,500
378,300	[1,2]	Blink Charging Co.	18,699,369
2,310,000	[1,2]	Boohoo Group PLC	10,605,607
200,000	[2]	Bright Horizons Family Solutions, Inc.	30,394,000
650,000	[2]	Chegg, Inc.	61,919,000
270,000		Choice Hotels International, Inc.	27,172,800
185,100	[2]	Delivery Hero SE	28,171,844
415,000	[2]	DraftKings, Inc.	22,455,650
453,313	[1,2]	Dream Finders Homes, Inc.	10,494,196
465,000	[2]	Etsy, Inc.	92,576,850
2,000,000	[2,3]	Fisker, Inc.	30,060,000
305,000	[1,2]	Fiverr International Ltd.	62,985,550
695,000	[2]	Floor & Decor Holdings, Inc.	63,988,650
2,225,000	[2]	Global Fashion Group S.A.	31,307,292
1,033,100	[2]	GreenTree Hospitality Group Ltd., ADR	13,347,652
1,275,000	[1,2]	GrowGeneration Corp.	55,067,250
410,000	[2]	GrubHub, Inc.	30,860,700
375,800	[1,2]	Just Eat Takeaway	43,114,626
860,000	[1,2]	Leslie’s, Inc.	24,596,000
1,500,000	[2]	Lordstown Motors Corp.	37,770,000
649,618	[1,2]	Lovesac Co./The	36,729,402
2,500,000	[2]	Max Stock Ltd.	10,537,144
271,200		Moncler S.p.A	15,320,290
33,637,567		NagaCorp Ltd.	38,778,074
995,000	[2]	National Vision Holdings, Inc.	46,138,150
525,000	[1,2]	Neogames SA	15,188,250
417,000	[1,2]	Ollie’s Bargain Outlet Holding, Inc.	39,502,410
990,000	[1,2]	Pet Acquisition LLC	25,769,700
1,355,000	[2]	Planet Fitness, Inc.	97,560,000
650,800	[2]	Purple Innovation, Inc.	22,153,232
2,500,000	[2]	Redbubble Ltd.	12,721,617
800,000	[1,2]	Revolve Group, Inc.	29,728,000
800,000		Six Flags Entertainment Corp.	27,360,000
1,000,000	[2]	Taylor Morrison Home Corp.	25,980,000
151,000		Vail Resorts, Inc.	40,159,960
636,500		Wingstop, Inc.	95,506,825
725,000	[1,2]	Workhorse Group, Inc.	24,882,000
1,300,000	[2]	YETI Holdings, Inc.	85,566,000
		TOTAL	1,423,688,090

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—1.9%
70,500	[1,2]	Beyond Meat, Inc.	$12,554,640
524,206	[2]	Freshpet, Inc.	73,027,138
1,222,000	[2]	Grocery Outlet Holding Corp.	52,167,180
160,000	[1,2]	Laird Superfood, Inc.	6,934,400
575,000	[2]	Performance Food Group Co.	26,956,000
1,040,000	[1,2]	Vital Farms, Inc.	25,719,200
		TOTAL	197,358,558
		Energy—0.8%
1,756,000	[1]	New Fortress Energy, Inc.	78,458,080
100,000	[2]	Shoals Technologies Group, Inc.	3,393,000
		TOTAL	81,851,080
		Financials—5.5%
1,600,000		Ares Management Corp	72,256,000
1,670,115		Artisan Partners Asset Management, Inc.	80,833,566
800,000	[2]	ARYA Sciences Acquisition Corp. III	9,000,000
9,628,444	[1]	Ashmore Group PLC	59,436,022
1,000,000	[2]	BCLS Acquisition Corp.	10,880,000
1,487,499	[2]	CrossFirst Bankshares, Inc.	17,106,238
47,900	[1,2]	Deerfield Healthcare Technology Acquisitions Corp.	669,163
300,000	[2]	Dragoneer Growth Opportunities Corp II	3,705,000
4,530,000	[1]	FinecoBank Banca Fineco SPA	70,730,910
1,000,000	[2]	FirstMark Horizon Acquisition Corp.	11,270,000
1,000,000	[2]	Hamilton Lane Alliance Holdings I, Inc.	10,530,000
800,000		Hamilton Lane, Inc.	60,296,000
300,000	[1,2]	HPX Corp.	3,330,000
650,000	[1,2]	Longview Acquisition Corp.	11,992,500
1,365,000		Moelis & Co.	67,854,150
100,000	[2]	Northern Star Acquisition Corp.	1,368,000
1,000,000	[2]	Omega Alpha SPAC	10,540,000
300,000	[2]	Prime Impact Acquisition I	3,237,000
368,025	[2]	SCVX Corp.	3,919,466
1,044,429	[1,2]	StepStone Group, Inc.	36,680,346
4,881,467		Tel Aviv Stock Exchange Ltd.	26,024,999
400,000	[2]	Trebia Acquisition Corp.	4,608,000
		TOTAL	576,267,360
		Health Care—31.7%
150,000	[2]	4D Molecular Therapeutics, Inc.	6,354,000
500,000	[2]	Abcam PLC, ADR	11,565,000
50,000	[1,2]	AbCellera Biologics, Inc.	2,641,500
42,000	[2]	Adaptive Biotechnologies Corp.	2,329,740
1,257,529	[2]	Akouos, Inc.	20,019,862
1,000,000	[2]	Albireo Pharma, Inc	36,670,000
2,225,000	[2]	Alector, Inc.	37,469,000
500,000	[1,2]	Aligos Therapeutics, Inc.	14,085,000
3,500,000	[1,2]	Amarin Corporation PLC, ADR	26,250,000
344,106	[1,2]	American Well Corp.	12,184,794
2,000,000	[2]	Amphastar Pharmaceuticals, Inc.	36,360,000
1,000,000	[2]	AnaptysBio, Inc.	25,920,000
341,200		Andlauer Healthcare Group, Inc.	8,861,194
973,000	[1,2]	Annexon, Inc.	21,406,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,500,000	[1,2]	Arcturus Therapeutics Holdings, Inc.	$108,690,000
573,082	[2]	Argenx SE	167,831,655
249,211	[2]	Argenx SE, ADR	73,023,807
1,615,000	[2]	aTyr Pharma, Inc.	5,927,050
967,000	[1,2]	Avidity Biosciences LLC	22,124,960
1,045,682	[2]	Avrobio, Inc.	14,963,710
200,000	[2]	Berkeley Lights, Inc.	14,400,000
875,952	[2]	Black Diamond Therapeutics, Inc.	21,697,331
3,960,000	[2]	Calithera Biosciences, Inc.	11,365,200
7,642,627	[2]	CASI Pharmaceuticals, Inc.	25,679,227
139,747	[2]	Castle Biosciences, Inc.	9,339,292
430,000	[2]	Catalent, Inc.	49,471,500
324,939	[2]	Centogene BV	3,431,356
1,362,198	[1,2]	Cerevel Therapeutics Holdings	17,531,488
400,000	[2]	Cerevel Therapeutics, Inc.	5,148,000
450,528	[2]	Certara, Inc.	15,507,174
155,000	[2]	Charles River Laboratories International, Inc.	40,152,750
190,200	[2,4]	Clementia Pharmaceuticals, Inc., Rights	0
5,297,188	[1,2]	ContraFect Corp.	25,903,249
348,400	[1,2]	CRISPR Therapeutics AG	57,729,880
691,070	[1,2]	Cryoport, Inc.	47,130,974
1,093,113	[1,2]	DermTech, Inc.	44,795,771
89,555	[2]	Dexcom, Inc.	33,569,692
6,365,371	[1,2]	Dynavax Technologies Corp.	40,165,491
348,167	[1,2]	Editas Medicine, Inc.	21,360,046
532,000	[1,2]	Frequency Therapeutics, Inc.	20,742,680
178,000	[2]	Frequency Therapeutics, Inc.	6,940,220
510,000	[1,2]	Fusion Pharmaceuticals, Inc.	5,763,000
165,000	[2]	Galapagos NV	17,232,963
165,000	[1,2]	Galapagos NV, ADR	17,209,500
683,470	[1,2]	Glaukos Corp.	60,616,954
3,000,000	[2]	Gossamer Bio, Inc.	30,300,000
596,838	[2]	Gracell Biotechnologies, Inc., ADR	12,366,483
100,000	[2]	Guardant Health, Inc.	15,550,000
343,000	[1,2]	GW Pharmaceuticals PLC, ADR	52,297,210
649,553	[1,2]	Icad, Inc.	9,866,710
850,616	[1,2]	IDEAYA Biosciences, Inc.	14,953,829
290,000	[2,3]	Immatics N.V.	3,082,700
1,406,000	[1,2]	Immatics N.V.	14,945,780
100,000	[2]	Inari Medical, Inc.	9,542,000
333,500	[2]	Inspire Medical Systems, Inc.	67,203,585
90,000	[2]	Insulet Corp.	24,046,200
200,000	[2]	Intellia Therapeutics, Inc.	12,524,000
52,000	[1,2]	iRhythm Technologies, Inc.	8,757,840
300,000	[1,2]	Itamar Medical Ltd., ADR	7,338,000
460,917	[2]	Karuna Therapeutics, Inc.	45,736,794
250,000	[2]	Kinnate Biopharma, Inc.	8,200,000
1,162,339	[1,2]	Legend Biotech Corp., ADR	29,372,307
291,606	[2]	MaxCyte, Inc.	2,682,282
1,740,000	[2]	Merus NV	47,884,800

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
4,272,400	[2]	Minerva Neurosciences, Inc.	$13,628,956
154,700	[2]	Mirati Therapeutics, Inc.	31,764,551
625,000	[2]	Moderna, Inc.	108,225,000
873,312	[2]	Molecular Partners AG	21,377,646
620,625	[1,2]	NanoString Technologies, Inc.	43,462,369
1,013,500	[1,2]	Natera, Inc.	108,079,640
1,123,900	[1,2]	NeoGenomics, Inc.	59,589,178
300,000	[1,2]	Oak Street Health, Inc.	15,561,000
260,000	[2]	Olema Pharmaceuticals, Inc.	11,037,000
1,582,092	[2]	Orchard Therapeutics PLC, ADR	9,097,029
190,696	[1,2]	OrthoPediatrics Corp.	8,806,341
1,775,000	[2]	Otonomy, Inc.	7,543,750
1,059,797	[1,2]	Pandion Therapeutics, Inc.	19,076,346
100,000	[1,2]	Penumbra, Inc.	26,109,000
250,000	[1,2]	PMV Pharmaceuticals, Inc.	8,535,000
201,800	[2]	PRA Health Sciences, Inc.	24,869,832
275,000	[1,2]	Prelude Therapeutics, Inc.	17,861,250
5,761	[2]	Protalix Biotherapeutics, Inc.	25,233
30,000	[1,2]	Pulmonx Corp.	1,701,600
818,309	[1,2]	Relay Therapeutics, Inc.	40,571,760
397,837	[2]	Repligen Corp.	79,567,400
585,860	[2]	Rezolute, Inc.	9,356,184
1,575,000	[2]	Rhythm Pharmaceuticals, Inc.	48,336,750
600,000	[1,2]	Rubius Therapeutics, Inc.	7,182,000
225,000	[1,2]	Scholar Rock Holding Corp.	13,423,500
1,596,034	[2]	Scynexis, Inc.	11,922,374
125,000	[2]	Seer, Inc.	7,800,000
715,000	[1,2]	Seres Therapeutics, Inc.	16,981,250
370,000	[2]	SI-BONE, Inc.	10,833,600
498,000	[1,2]	Stoke Therapeutics, Inc.	30,417,840
377,111	[2]	Surgery Partners, Inc.	14,058,698
400,000	[2]	Tandem Diabetes Care, Inc.	37,060,000
1,630,857	[2]	Translate Bio, Inc.	38,944,865
209,082	[2]	TransMedics Group, Inc.	4,762,888
1,094,193	[1,2]	Tricida, Inc.	7,199,790
569,847	[2]	Turning Point Therapeutics, Inc.	71,510,100
162,300	[2]	Twist Bioscience Corp.	26,704,842
1,446,400	[2]	Ultragenyx Pharmaceutical, Inc.	200,456,576
1,620,000	[1,2]	UniQure N.V.	57,364,200
822,570	[4]	United Therapeutics Corp.	43,596
555,329	[1,2]	Vapotherm, Inc.	19,186,617
187,800	[2]	Veeva Systems, Inc.	51,915,432
1,325,000	[2]	Vericel Corp.	54,682,750
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	1,524,000
1,086,800	[2]	Zai Lab Ltd., ADR	173,964,076
819,000	[1,2]	Zentalis Pharmaceuticals, LLC	31,425,030
1,336,000	[1,2]	Zogenix, Inc.	25,330,560
		TOTAL	3,313,088,929
		Industrials—10.2%
526,368		Advanced Drainage System, Inc.	43,414,833

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,568,350	[2]	Azek Co., Inc.	$62,561,481
1,800,000	[1,2]	Azul S.A., ADR	39,510,000
8,940,000		Biffa PLC	28,162,114
303,000		Boise Cascade Co.	14,431,890
1,020,000	[2]	Clarivate PLC	29,518,800
1,884,100	[2]	Colfax Corp.	69,937,792
600,000		Comfort Systems USA, Inc.	33,258,000
41,700	[2]	CoStar Group, Inc.	37,517,907
125,000	[2]	Driven Brands Holdings, Inc.	3,512,500
115,000	[2]	FTI Consulting, Inc.	12,646,550
250,000	[2]	Generac Holdings, Inc.	61,605,000
1,100,000	[2]	GMS, Inc.	31,889,000
2,300,000	[1,2]	Gores Holdings II, Inc.	19,090,000
485,000	[2]	Hydrofarm Holdings Group, Inc.	36,622,350
566,910		Knight-Swift Transportation Holdings, Inc.	22,676,400
1,529,500	[2]	Kratos Defense & Security Solutions	40,592,930
7,686,621	[2]	Meltwater Holding BV	47,561,559
1,036,092	[2]	Mercury Systems, Inc.	73,624,698
675,000	[2]	Montrose Environmental Group, Inc.	24,961,500
198,500		MSA Safety, Inc.	30,989,820
1,000,000	[1,2]	Plug Power, Inc.	63,170,000
2,525,000	[2]	Quest Resource Holding Corp.	6,363,000
360,000		Tetra Tech, Inc.	43,765,200
626,000	[2]	Trex Co., Inc.	57,448,020
1,343,500	[1,2]	Upwork, Inc.	55,688,075
655,000	[2]	XPO Logistics, Inc.	72,318,550
		TOTAL	1,062,837,969
		Information Technology—22.6%
80,000	[2]	908 Devices, Inc.	4,408,800
632,000	[2]	Alarm.com Holdings, Inc.	58,725,440
450,000	[2]	Allegro MicroSystems, Inc.	12,564,000
400,000	[2]	Alteryx, Inc.	50,420,000
1,000,000	[2]	Anaplan, Inc.	66,700,000
171,200	[2]	Avalara, Inc.	25,680,000
5,000,000		Avast PLC	32,313,403
350,000		Bentley Systems, Inc.	13,751,500
397,500	[2]	Blackline, Inc.	51,523,950
2,580,000	[2]	Camtek Ltd.	60,939,600
666,758	[1,2]	Cerence, Inc.	74,616,888
775,000	[2]	CloudFlare, Inc.	59,411,500
600,000	[2]	Datto Holding Corp.	14,316,000
349,597	[2]	Docebo, Inc.	17,256,108
123,600	[2]	DocuSign, Inc.	28,785,204
1,137,970	[2]	Domo, Inc.	72,135,918
50,000		Dye & Durham Ltd.	1,583,578
415,148	[2]	Endava PLC, ADR	32,821,601
465,000	[2]	Envestnet, Inc.	35,679,450
460,000	[1,2]	Everbridge, Inc.	61,147,800
955,000	[2]	GDS Holdings Ltd.	12,174,932
400,000	[1,2]	GDS Holdings Ltd., ADR	41,424,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
480,000	[1,2]	GoDaddy, Inc.	$37,718,400
2,744,600	[1,2]	Grid Dynamics Holdings, Inc.	35,679,800
625,000	[1,2]	GTT Communications, Inc.	2,906,250
2,800,000	[2]	International Money Express, Inc.	39,984,000
940,500	[2]	Jamf Holding Corp.	34,732,665
7,021,650	[2]	Kape Technologies PLC	18,262,792
5,175,000	[1,2]	Limelight Networks, Inc.	23,572,125
1,000,000	[1,2]	LivePerson, Inc.	63,360,000
2,959,604	[1,2]	Magnachip Semiconductor Corp.	50,283,672
1,000,000	[1,2]	Medallia, Inc.	41,500,000
425,000	[2]	Mimecast Ltd.	18,300,500
250,000	[1,2]	MYT Netherlands Parent B.V., ADR	8,230,000
5,000,000	[1,2]	Nearmap Ltd.	8,154,683
11,425,000	[2]	Network International Holdings Ltd.	53,540,289
841,938	[2]	Nordic Semiconductor ASA	12,979,870
335,000	[2]	Novoste Corp.	41,848,200
1,650,000	[2]	Nuvei Corp.	86,625,000
314,431	[2]	Pixelworks, Inc.	962,159
490,000	[2]	Pluralsight, Inc.	10,192,000
790,000	[2]	Q2 Holdings, Inc.	101,112,100
520,000	[2]	Radware Ltd.	14,742,000
1,160,000	[1,2]	Rapid7, Inc.	100,711,200
745,000	[2]	RealPage, Inc.	64,494,650
640,000	[2]	SailPoint Technologies Holding	35,398,400
372,000,000	[2]	Seeing Machines Ltd.	58,186,370
280,000	[2]	Shift4 Payments, Inc.	18,202,800
51,700	[2]	Shopify, Inc.	56,797,103
1,080,000	[1,2]	ShotSpotter, Inc.	49,669,200
1,485,000	[1,2]	Skillz, Inc.	41,015,700
700,000	[2]	Smartsheet, Inc.	48,818,000
1,195,000	[1,2]	Sumo Logic, Inc.	41,119,950
3,120,000	[1,2]	SunPower Corp.	168,511,200
790,000	[1,2]	Tufin Software Technologies Ltd.	14,148,900
78,200	[2]	Tyler Technologies, Inc.	33,062,178
176,500	[2]	WNS Holdings Ltd., ADR	11,857,270
300,000	[2]	Zendesk, Inc.	43,272,000
238,800	[2]	Zscaler, Inc.	47,688,360
		TOTAL	2,366,019,458
		Materials—2.2%
57,338		B2Gold Corp.	283,383
1,000,000	[2,4]	Danimer Scientific LLC	35,617,857
575,000	[2]	Eagle Materials, Inc.	63,267,250
1,771,000	[1,2]	Livent Corp.	32,267,620
426,000		Scotts Miracle-Gro Co.	94,320,660
		TOTAL	225,756,770
		Real Estate—4.0%
2,040,000		Americold Realty Trust	71,216,400
1,810,970	[1]	Easterly Government Properties, Inc.	39,750,791
50,000	[2]	Fathom Holdings, Inc.	1,889,500
890,000		JBG Smith Properties	26,575,400

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
595,000		Lamar Advertising Co.	$48,064,100
2,185,000		MGM Growth Properties LLC	68,062,750
600,000		National Storage Affiliates Trust	21,924,000
465,900	[1]	QTS Realty Trust, Inc.	30,330,090
970,000		Ryman Hospitality Properties	62,904,500
1,753,100		STAG Industrial, Inc.	52,242,380
		TOTAL	422,959,911
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,638,133,808)	9,713,983,140
		CORPORATE BOND—0.0%
		Consumer Discretionary—0.0%
$ 2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021 (IDENTIFIED COST $2,498,205)	2,537,813
		WARRANTS—0.3%
		Financials—0.0%
70,000	[2]	Deerfield Healthcare Technology Acquisitions Corp., Warrants 7/16/2025	212,800
166,666	[2]	FOLEY TRASIMENE ACQ-CLASS A, Warrants 7/17/2025	374,999
50,000	[2]	GS Acquisition Holdings Corp. II, Warrants 8/20/2025	165,000
100,000	[2]	Hudson Executive Investment Corp., Warrants 6/21/2025	201,000
250,000	[2]	SCVX Corp., Warrants 1/24/2025	447,500
50,000	[2]	Skillz, Inc., Warrants 2/26/2027	723,500
250,000	[2]	UWM Holdings Corp., Warrants 1/21/2026	544,975
		TOTAL	2,669,774
		Health Care—0.3%
129,500	[2]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	366,317
176,600	[2]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	363,796
283,333	[2]	Cerevel Therapeutics Holdings, Warrants 10/27/2025	1,025,665
2,247,188	[2]	ContraFect Corp., Warrants 5/27/2023	4,581,567
467,500	[2]	ContraFect Corp., Warrants 7/20/2022	20,290
222,500	[2]	ContraFect Corp., Warrants 7/27/2021	0
187,500	[2]	Dynavax Technologies Corp., Warrants 2/12/2022	652,987
200,000	[2]	Immatics N.V., Warrants 12/31/2025	524,000
193,334	[2]	Rezolute, Inc., Warrants 10/8/2027	3,080,700
1,441,000	[2]	Scynexis, Inc., Warrants 1/1/2099	10,764,270
720,500	[2]	Scynexis, Inc., Warrants 12/21/2021	1,638,561
154,800	[2]	Scynexis, Inc., Warrants 3/8/2023	18,948
109,440	[2]	Scynexis, Inc., Warrants 4/6/2021	120
720,500	[2]	Scynexis, Inc., Warrants 5/21/2024	2,607,201
11,111,112	[2]	Scynexis, Inc., Warrants 6/12/2023	1,401,111
		TOTAL	27,045,533
		TOTAL WARRANTS (IDENTIFIED COST $12,005,231)	29,715,307
		INVESTMENT COMPANIES—18.5%
168,494,606		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	168,494,606
1,764,001,445		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5]	1,764,530,645
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,932,749,482)	1,933,025,251
		TOTAL INVESTMENT IN SECURITIES—111.7% (IDENTIFIED COST $7,585,386,726)	11,679,261,511
		OTHER ASSETS AND LIABILITIES - NET—(11.7)%[6]	(1,218,972,984)
		TOTAL NET ASSETS—100%	$10,460,288,527

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income*
Consumer Discretionary:
Baozun, Inc., ADR	$9,147,500	$—	$—	$1,100,000	$—	$10,247,500	250,000	$—
Financials:
ARYASciences Acquisition Corp	$8,192,000	$—	$—	$808,000	$—	$9,000,000	800,000	$—
BCLSAcquisition Corp.	$10,320,000	$—	$—	$560,000	$—	$10,880,000	1,000,000	$—
Hamilton Lane Alliance Holdings I, Inc.	$—	$10,315,400	$—	$214,600	$—	$10,530,000	1,000,000	$—
Omega Alpha SPAC	$—	$10,000,000	$—	$540,000	$—	$10,540,000	1,000,000	$—
Health Care:
Akouos, Inc.	$18,895,635	$5,075,948	$—	$(3,951,721)	$—	$20,019,862	1,257,529	$—
Albireo Pharma, Inc	$30,546,924	$1,139,005	$—	$4,984,071	$—	$36,670,000	1,000,000	$—
Alector, Inc.	$20,937,250	$—	$—	$16,531,750	$—	$37,469,000	2,225,000	$—
Amphastar Pharmaceuticals, Inc.	$25,452,249	$13,609,494	$—	$(2,701,743)	$—	$36,360,000	2,000,000	$—
AnaptysBio, Inc.**	$29,460,000	$—	$—	$(3,540,000)	$—	$25,920,000	1,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$43,209,920	$48,441,474	$—	$17,038,606	$—	$108,690,000	1,500,000	$—
aTyr Pharma, Inc.	$5,119,550	$—	$—	$807,500	$—	$5,927,050	1,615,000	$—
Calithera Biosciences, Inc.	$14,018,400	$—	$—	$(2,653,200)	$—	$11,365,200	3,960,000	$—
CASIPharmaceuticals, Inc.	$16,215,000	$2,279,440	$—	$7,184,787	$—	$25,679,227	7,642,627	$—
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	$81,313	$—	$—	$285,004	$—	$366,317	129,500	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$64,335	$—	$—	$299,461	$—	$363,796	176,600	$—
Cerevel Therapeutics Holdings	$8,755,000	$6,708,419	$—	$2,068,069	$—	$17,531,488	1,362,198	$—
Cerevel Therapeutics Holdings, Warrants 10/27/2025	$705,499	$—	$—	$320,166	$—	$1,025,665	283,333	$—
ContraFect Corp.	$29,929,112	$—	$—	$(4,025,863)	$—	$25,903,249	5,297,188	$—
ContraFect Corp., Warrants 5/27/2023	$6,083,812	$—	$—	$(1,502,245)	$—	$4,581,567	2,247,188	$—
ContraFect Corp., Warrants 7/20/2022	$37,260	$—	$—	$(16,970)	$—	$20,290	467,500	$—
ContraFect Corp., Warrants 7/27/2021	$4,183	$—	$—	$(4,183)	$—	$—	222,500	$—
DermTech, Inc.	$15,501,639	$—	$(1,980,622)	$30,721,721	$553,033	$44,795,771	1,093,113	$—
Dynavax Technologies Corp.	$17,997,250	$7,712,318	$—	$14,455,923	$—	$40,165,491	6,365,371	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$347,194	$—	$—	$305,793	$—	$652,987	187,500	$—
Frequency Therapeutics, Inc.	$11,640,160	$—	$—	$9,102,520	$—	$20,742,680	532,000	$—
Frequency Therapeutics, Inc.	$3,894,640	$—	$—	$3,045,580	$—	$6,940,220	178,000	$—
Merus NV	$18,757,200	$4,950,000	$—	$24,177,600	$—	$47,884,800	1,740,000	$—
Minerva Neurosciences, Inc.	$13,714,404	$—	$—	$(85,448)	$—	$13,628,956	4,272,400	$—
Molecular Partners AG	$19,109,645	$—	$—	$2,268,001	$—	$21,377,646	873,312	$—
Otonomy, Inc.	$6,354,500	$—	$—	$1,189,250	$—	$7,543,750	1,775,000	$—
Rezolute, Inc.	$11,547,734	$—	$—	$(2,191,549)	$—	$9,356,184	585,860	$—
Rezolute, Inc., Warrants 10/8/2027	$3,483,696	$—	$—	$(402,996)	$—	$3,080,700	193,334	$—
Rhythm Pharmaceuticals, Inc.	$25,933,250	$10,069,614	$—	$12,333,886	$—	$48,336,750	1,575,000	$—
Scynexis, Inc.	$5,943,200	$1,749,301	$—	$4,229,873	$—	$11,922,374	1,596,034	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$9,004,809	$—	$1,759,461	$—	$10,764,270	1,441,000	$—
Scynexis, Inc., Warrants 12/21/2021	$—	$—	$—	$1,638,561	$—	$1,638,561	720,500	$—
Scynexis, Inc., Warrants 3/8/2023	$5,372	$—	$—	$13,576	$—	$18,948	154,800	$—
Scynexis, Inc., Warrants 4/6/2021	$33	$—	$—	$87	$—	$120	109,440	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—	$2,607,201	$—	$2,607,201	720,500	$—
Scynexis, Inc., Warrants 6/12/2023	$974,444	$—	$—	$426,667	$—	$1,401,111	11,111,112	$—
Ultragenyx Pharmaceutical, Inc.	$145,363,200	$—	$—	$55,093,376	$—	$200,456,576	1,446,400	$—
UniQure N.V.	$55,550,820	$10,594,465	$—	$(8,781,085)	$—	$57,364,200	1,620,000	$—

	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income*
Industrials:
Meltwater Holding BV	$—	$38,909,728	$—	$8,651,831	$—	$47,561,559	7,686,621	$—
Quest Resource Holding Corp.	$4,696,500	$—	$—	$1,666,500	$—	$6,363,000	2,525,000	$—
Information Technology:
Camtek Ltd.	$39,337,200	$5,950,000	$—	$15,652,400	$—	$60,939,600	2,580,000	$—
Grid Dynamics Holdings, Inc.	$21,407,880	$—	$—	$14,271,920	$—	$35,679,800	2,744,600	$—
International Money Express, Inc.	$38,948,000	$—	$—	$1,036,000	$—	$39,984,000	2,800,000	$—
Magnachip Semiconductor Corp.	$40,516,979	$—	$—	$9,766,693	$—	$50,283,672	2,959,604	$—
Seeing Machines Ltd.	$22,611,478	$—	$—	$35,574,892	$—	$58,186,370	372,000,000	$—
ShotSpotter, Inc.	$29,016,900	$3,236,316	$—	$17,415,984	$—	$49,669,200	1,080,000	$—
Materials:
Danimer Scientific LLC	$—	$10,000,000	$—	$25,617,857	$—	$35,617,857	1,000,000	$—
Affiliated Issuers no longer in the portfolio at period end	$3,177,000	$—	$(3,537,048)	$(177,000)	$537,048	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$824,813,260	$199,745,731	$(5,517,670)	$314,539,163	$1,090,081	$1,334,670,565	469,302,664	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$172,535,373	$1,462,347,998	$1,634,883,371
Purchases at Cost	$647,063,322	$1,283,144,864	$1,930,208,186
Proceeds from Sales	$(651,104,089)	$(980,882,446)	$(1,631,986,535)
Change in Unrealized Appreciation/Depreciation	N/A	$(40,923)	$(40,923)
Net Realized Gain/(Loss)	N/A	$(38,848)	$(38,848)
Value as of 1/31/2021	$168,494,606	$1,764,530,645	$1,933,025,251
Shares Held as of 1/31/2021	168,494,606	1,764,001,445	1,932,496,051
Dividend Income	$6,288	$358,820	$365,108

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,136,585,164	$1,165,728,964

2	Non-income-producing security.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2021, these restricted securities amounted to $33,142,700, which represented 0.3% of total net assets.

Additional information on restricted securities held at January 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$20,000,000	$30,060,000
Immatics N.V.	6/30/2020	$2,900,000	$3,082,700

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,571,241,606	$2,682,282	$35,617,857	$7,609,541,745
International	1,298,436,035	805,961,764	43,596	2,104,441,395
Debt Securities:
Corporate Bond	—	2,537,813	—	2,537,813
Warrants	3,695,439	26,019,868	—	29,715,307
Investment Companies	1,933,025,251	—	—	1,933,025,251
TOTAL SECURITIES	$10,806,398,331	$837,201,727	$35,661,453	$11,679,261,511

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt